Application of New Amended and Revised Standards and Interpretations - Schedule of Anticipated Impact On Assets and Liabilities (Details) - USD ($)	Jan. 01, 2019	Dec. 31, 2018
Adjusted
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)	$ 323,850
Lease liabilities - current	219,039
Lease liabilities - non-current	$ 104,811
Adjustments Arising from Initial Application
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Total effect on assets (right-of-use assets)		$ 323,850
Lease liabilities - current		219,039
Lease liabilities - non-current		104,811
Total effect on liabilities		$ 323,850